ASML Holding NV ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 99.0%
Information Technology — 99.0%
ASML Holding NV, ADR
(Cost $463,986) .......................................................................................................... 668 $ 646,684
Short-Term Investment
— 1.0%
Money Market Funds — 1.0%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $6,223) ............................................................................................................ 6,223 6,223
Total Investments — 100.0%
(Cost $470,209) 652,907
Liabilities in excess of Other Assets,
Net — 0.0%
(b)
(254)
Net Assets — 100% $ 652,653
_______________
(a) Reflects the 7-day yield at September 30, 2025.
(b) Less than 0.05%.
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 636,652 EUR 541,839 $ 13 $ —
CIBC 10/01/25 EUR 541,839 USD 635,615 — (1,049)
CIBC 10/02/25 EUR 547,238 USD 643,024 16 —
Total Unrealized Appreciation/(Depreciation) $ 29
$ (1,049)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro